ANNUAL REPORT
                                TO SHAREHOLDERS

                                   SAND HILL
                               PORTFOLIO MANAGER
                                      FUND

                                  A SERIES of
                             The World Funds, Inc.
                         a "Series" Investment Company

                               FOR THE YEAR ENDED
                               DECEMBER 31, 1996

                               [GRAPH GOES HERE]

                                  Sand Hill       S&P 500

01/01/95                          $10,000.00     $10,000.00
12/31/95                          $11,160.09     $13,758.00
12/31/96                          $13,344.01     $16,918.21

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               December 31, 1996

 NUMBER
   OF                                                                                              MARKET
 SHARES    SECURITY                                                                                VALUE
--------   --------                                                                              ----------
           COMMON STOCK: 73.16%

           BASIC INDUSTRY: 1.97%
   7,100   Material Sciences                                                                     $  127,800
                                                                                                 ----------
           CAPITAL GOODS: 4.47%
   2,000   Dover Corp.                                                                              100,500
   3,000   Osmonics                                                                                  66,000
     300   Sumitomo Electric ADR                                                                     41,871
   1,000   W.W. Grainger                                                                             80,250
                                                                                                 ----------
                                                                                                    288,621
                                                                                                 ----------
           CONGLOMERATE: 2.74%
   6,900   Cheung Kong Holdings ADR                                                                  61,328
   2,431   Desc, S.A. De C.V. ADR                                                                    53,482
  15,800   Sime Darby BHD ADR                                                                        62,249
                                                                                                 ----------
                                                                                                    177,059
                                                                                                 ----------
           CONSUMER DURABLES: 4.87%
   1,000   Johnson Controls                                                                          82,875
   3,000   Leggett & Platt Inc.                                                                     103,875
     300   Matsushita Electric ADR                                                                   48,975
   1,200   Sony Corp ADR                                                                             78,750
                                                                                                 ----------
                                                                                                    314,475
                                                                                                 ----------
           CONSUMER NON-DURABLES: 7.39%
   3,000   Avery Dennison                                                                           106,125
     700   Colgate Palmolive                                                                         64,575
     800   Panamerican Beverage                                                                      37,500
     700   Procter & Gamble                                                                          75,338
   3,100   Sara Lee Corp                                                                            115,475
   1,400   Sherwin Williams                                                                          78,400
                                                                                                 ----------
                                                                                                    477,413
                                                                                                 ----------

 NUMBER
   OF                                                                                              MARKET
 SHARES    SECURITY                                                                                VALUE
--------   --------                                                                              ----------
           CONSUMER SERVICES: 4.01%
   1,200   Carlton Communications ADR                                                                53,400
   3,100   Choice Hotels International                                                               54,637
   1,800   Walgreen                                                                                  72,000
   3,500   Whole Foods Markets                                                                       78,750
                                                                                                 ----------
                                                                                                    258,787
                                                                                                 ----------
           ENERGY: 8.30%
     700   Atlantic Richfield                                                                        92,837
     500   British Petroleum ADR                                                                     70,687
   1,200   Mobil                                                                                    146,700
   6,200   Nabors Industries                                                                        119,350
   1,500   Western Atlas Inc                                                                        106,312
                                                                                                 ----------
                                                                                                    535,886
                                                                                                 ----------
           FINANCE: 10.14%
   2,900   AXA ADR                                                                                   91,350
   1,100   Banco de Santander ADR                                                                    69,850
   1,000   Develop Bk of Singapore ADR                                                               54,045
   5,000   Hang Seng Bank Ltd ADR                                                                    60,763
   1,700   MBIA Inc.                                                                                172,125
   3,500   PXRE Corp.                                                                                87,938
   2,300   Regions Financial Corp                                                                   118,881
                                                                                                 ----------
                                                                                                    654,952
                                                                                                 ----------
           HEALTH CARE: 8.75%
   2,200   Astra AB ADR                                                                             107,800
   2,000   Becton Dickinson & Co.                                                                    86,750
   3,100   Manor Care                                                                                84,088
     600   Roche Holdings ADR                                                                        46,540
   2,100   Schering Plough Corp                                                                     135,975
   2,300   United Healthcare                                                                        103,788
                                                                                                 ----------
                                                                                                    564,941
                                                                                                 ----------

 NUMBER
   OF                                                                                              MARKET
 SHARES    SECURITY                                                                                VALUE
--------   --------                                                                              ---------
           TECHNOLOGY: 10.06%
     600   3Com                                                                                      44,025
   2,800   Adaptec                                                                                  112,000
   1,000   Adobe Systems Inc                                                                         37,375
   2,000   E M C Corp                                                                                66,250
   2,430   Ericsson ADR                                                                              73,356
     700   Intel                                                                                     91,656
   1,400   Hewlett Packard                                                                           70,350
   3,000   Sabre Group Holding A                                                                     83,625
   1,800   Sungard Data Systems                                                                      71,100
                                                                                                 ----------
                                                                                                    649,737
                                                                                                 ----------
           R E I T: 3.94%
   4,000   Apartment Investment & Management Co                                                     112,500
   5,500   J P Realty                                                                               142,313
                                                                                                 ----------
                                                                                                    254,813
                                                                                                 ----------
           UTILITIES: 6.52%
   1,800   Ameritech Corp                                                                           109,125
   4,100   Frontier Corp.                                                                            92,762
  15,000   Hong Kong Electric ADR                                                                    49,837
   3,100   Hong Kong Telecom                                                                         50,375
   3,000   Nipsco Industies                                                                         118,875
                                                                                                 ----------
                                                                                                    420,974
                                                                                                 ----------
           TOTAL COMMON STOCKS:
           (Cost: $3,704,865)                                                                     4,725,458
                                                                                                 ----------

PRINCIPAL
 AMOUNT
--------
           U.S. GOVT. SECURITIES: 20.22%
$100,000   U.S. Treasury Note
           maturity date 10/31/99; 7.50%                                                            103,750
 200,000   U.S. Treasury Note
           maturity date 02/28/01; 5.625%                                                           196,125
 200,000   U.S. Treasury Note
           maturity date 02/15/03; 6.25%                                                            199,876
 200,000   U.S. Treasury Note
           maturity date 02/15/04; 5.875%                                                           194,813
 300,000   U.S. Treasury Note
           maturity date 05/15/05; 6.5%                                                             302,250
 300,000   U.S. Treasury Note
           maturity date 05/15/06; 6.875%                                                           309,375
                                                                                                 ----------
           TOTAL U.S. GOVERNMENT SECURITIES:
           (Cost: $1,294,657)                                                                     1,306,189
                                                                                                 ----------
           TOTAL INVESTMENTS:
           (Cost: $4,999,522)*                                                 93.38%             6,031,647
           Other assets, net                                                    6.62%               427,778
                                                                             --------            ----------
           NET ASSETS                                                         100.00%            $6,459,425
                                                                             --------            ----------
                                                                             --------            ----------

*Cost for Federal income tax purpose is $4,999,522 and net unrealized appreciation consists of:

           Gross unrealized appreciation                                                         $1,090,678
           Gross unrealized depreciation                                                            (58,553)
                                                                                                 ----------
           Net unrealized appreciation                                                           $1,032,125
                                                                                                 ----------
                                                                                                 ----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

_______________________________________________________________________________________________________

                                                                              DECEMBER 31, 1996
                                                                       --------------------------------

ASSETS
   Investments at value (Identified cost of $4,999,522)
      (Notes 1 & 3)                                                                      $ 6,031,647
Cash                                                                                         366,379
   Receivables:
      Dividend and interest                                                 25,467
      Receivable from manager                                                8,799
                                                                       -----------
                                                                                              34,266
      Deferred organization costs                                                             23,305
      Prepaid expenses                                                                         3,828
                                                                                      -----------------
         TOTAL ASSETS                                                                      6,459,425
                                                                                      -----------------
NET ASSETS                                                                               $ 6,459,425
                                                                                      -----------------
                                                                                      -----------------
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE PER SHARE
($6,459,425/504,705 shares outstanding)                                                  $     12.79
                                                                                      -----------------
                                                                                      -----------------
At December 31, 1996 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
   Paid in capital                                                     $ 5,354,034
   Undistributed net realized gain on investments                           73,266
   Net unrealized appreciation of investments                            1,032,125
   Net Assets                                                          $ 6,459,425
                                                                       -----------
                                                                       -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

_________________________________________________________________________________________________________

                                                                                         YEAR ENDED
                                                                                      DECEMBER 31, 1996
                                                                                    ---------------------

INVESTMENT INCOME
   Income:
      Interest                                                                      $81,560
      Dividend                                                                       94,169
                                                                                    -------
      Total income                                                                             $  175,729
Expenses:
   Investment management fees (Note 2)                                               53,649
   Transfer agent fees (Note 2)                                                      24,190
   Custodian and accounting fees (Note 3)                                            51,123
   Legal & audit fees                                                                 5,195
   Registration fees                                                                  2,250
   Recordkeeping and administrative services (Note 2)                                16,294
   Shareholder servicing and reports (Note 2)                                         6,779
   Organization expense amortization                                                  4,140
   Other                                                                              4,564
                                                                                    -------
                                                                                                  168,184
   Custodian fee credits                                                                          (27,040)
   Reimbursement by manager                                                                       (34,049)
                                                                                               ----------
   Total expenses                                                                                 107,095
                                                                                               ----------
   Net investment income                                                                           68,634
                                                                                               ----------
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
   Net realized gain on investments                                                               230,479
   Net increase in unrealized appreciation on investments                                         740,807
                                                                                               ----------
   Net gain on investments                                                                        971,286
                                                                                               ----------
   Net increase in net assets resulting from operations                                        $1,039,920
                                                                                               ----------
                                                                                               ----------

*Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

___________________________________________________________________________________

                                                                                         JANUARY 2, 1995
                                                                     YEAR ENDED                TO
                                                                  DECEMBER 31, 1996     DECEMBER 31, 1995
                                                                  -----------------     -----------------
OPERATIONS
   Net investment income                                             $    68,634           $    14,079
   Net realized gain on investments                                      230,479                 3,594
   Change in unrealized appreciation of investments                      740,807               291,318
                                                                  -----------------     -----------------
   Net increase in net assets resulting from operations                1,039,920               308,991
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net investment income ($.15 and $.05 per share)                       (72,905)              (17,898)
   Capital gains ($.33 per share)                                       (155,461)
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting from capital share
      transactions*                                                    1,622,851             3,733,927
                                                                  -----------------     -----------------
   Net increase in net assets                                          2,434,405           $ 4,025,020
   Net asset at beginning of period                                    4,025,020                     0
                                                                  -----------------     -----------------
NET ASSETS at the end of the period (including
   undistributed net investment income of $0 and $4,270)             $ 6,459,425           $ 4,025,020
                                                                  -----------------     -----------------
                                                                  -----------------     -----------------

*A summary of capital share transactions follows:

                                                                                 JANUARY 2, 1995*
                                                         YEAR ENDED                     TO
                                                     DECEMBER 31, 1996          DECEMBER 31, 1995
                                                    --------------------       --------------------
                                                    SHARES      VALUE          SHARES      VALUE
                                                    -------   ----------       -------   ----------
Shares sold                                         199,556   $2,332,804       384,304   $3,964,257
Shares reinvested from dividend                      17,744      225,708         1,554       17,229
Shares redeemed                                     (75,044)    (935,661)      (23,410)    (247,559)
                                                    -------   ----------       -------   ----------
Net increase                                        142,256   $1,622,851       362,448   $3,733,927
                                                    -------   ----------       -------   ----------
                                                    -------   ----------       -------   ----------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period

______________________________________________________________________________________

                                                                                         JANUARY 2, 1995*
                                                                        YEAR ENDED              TO
                                                                     DECEMBER 31, 1996   DECEMBER 31, 1995
                                                                     -----------------   -----------------
Per Share Operating Performance
Net asset value, beginning of period                                      $ 11.11             $ 10.00
                                                                     -----------------   -----------------
Income from investment operations-
   Net investment income                                                     0.14                0.06
   Net realized and unrealized gain on investments                           2.02                1.10
                                                                     -----------------   -----------------
Total from investment operations                                             2.16                1.16
                                                                     -----------------   -----------------
Less distributions-
Distributions from net investment income                                    (0.15)             (0.05)
Distributions from capital gains                                            (0.33)
                                                                     -----------------   -----------------
Total distributions                                                         (0.48)             (0.05)
                                                                     -----------------   -----------------
Net asset value, end of period (000's)                                    $ 12.79             $ 11.11
                                                                     -----------------   -----------------
                                                                     -----------------   -----------------
Total Return                                                                19.57%              11.60%
Ratios/Supplemental Data
Net assets, end of period(000's)                                          $ 6,459             $ 4,025
Ratio to average net assets-(A)
   Expenses (B)                                                             2.50%                3.03%**
   Expense ratio-net (C)                                                    2.00%                1.90%**
   Net investment income                                                    1.29%                0.52%**
Portfolio turnover rate                                                    32.97%               40.96%
Average brokerage commission per share                                    $0.0581                  --

   *Commencement of operations
  **Annualized
(A) Management fee waivers reduced the expense ratios and increased the net investment income ratio by .64% in 1996 and 1.00% in 1995.
(B) Expense ratio has been increased to include custodian fees which were offset by custodian credits.
(C) Expense ratio-net reflects the effect of the custodian fee credits the fund received.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS
December 31, 1996
_______________________________________________________________________________

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES -- The Sand Hill Portfolio Manager Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in January 2, 1995, as a series of TWF which has allocated to the Fund 50,000,000 shares of its 500,000,000 shares of $.01 par value common stock. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

The investment objective of the Fund is to maximize total return by investing in equity securities, debt securities and short term investments.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term investments (securities with a remaining maturity of sixty days or less) are valued at cost which, when combined with accrued interest, approximates market value.

B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. SECURITY TRANSACTIONS AND DIVIDENDS. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

D. DEFERRED ORGANIZATIONAL EXPENSES. All of the expenses of TWF incurred in connection with its organization and the public offering of its shares have been assumed by the series funds of TWF. The organization expenses allocable to Sand Hill Portfolio Manager Fund are being amortized over a period of fifty-seven
(57) months.

E. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distribution differences primarily result from different treatments of equalization and post-October capital losses.

F. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS -- Pursuant to an Investment Advisory Agreement, the Advisor, Sand Hill Advisors ("SHA") provides investment services for an annual fee of 1.0% of the first $100 million of average daily net assets and .75% on average daily net assets over $100 million. SHA will reimburse the Fund to the extent of its advisory fee to limit the Fund's aggregate annual operating expenses (excluding taxes and brokerage commissions), to the lowest applicable percentage limitation prescribed by any state in which the Fund's shares are qualified for sale. For the year ended December 31, 1996, a voluntary reimbursement of $34,043 was made.

As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $17,681 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets, with a minimum fee of $60,000, of which $43,706 has been waived.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $24,190 for its services for the year ended December 31, 1996.

Certain officers and/or directors of the Fund are also officers and/or directors of CSS and FSI.

NOTE 3-PURCHASES AND SALES OF SECURITIES -- Purchases and sales of securities other than short-term notes aggregated $3,129,441 and $1,688,861 respectively. The Custodian has provided credits in the amount of $24,083 against custodian and accounting charges based on credits on uninvested cash balances of the Fund.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of The World Funds, Incorporated
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the Sand Hill Portfolio Manager Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of December 31, 1996, and the related statements of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sand Hill Portfolio Manager Fund as of December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
January 17, 1997

INVESTMENT ADVISOR:
   Sand Hill Advisors, Inc.
     3000 Sand Hill Road
     Building Three, Suite 150
     Menlo Park, California 94025-7111

DISTRIBUTOR:
   First Dominion Capital Corp.
     1500 Forest Avenue
     Suite 223
     Richmond, Virginia 23229

INDEPENDENT AUDITORS:
   Tait, Weller and Baker
     Two Penn Center, Suite 700
     Philadelphia, Pennsylvania 19102-1707

TRANSFER AGENT:
For account information, wire purchase or redemptions, call or write to Sand Hill's Transfer Agent:

 Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

MORE INFORMATION:
  For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9500 Toll Free